INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Schedule of inventory
	June 30,	December 31,
	2026	2025

Raw materials	$763	$705
Finished goods	16,734	12,475

	$17,497	$13,180